Organization and Description of Business - Schedule of Cash Flow Statement (Details) - VIE [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash Flow Statement [Line Items]
Net cash provided by (used in) operating activities	$ 1,618,141	$ (1,801,113)	$ 406,640
Net cash used in investing activities
Net cash provided by (used in) financing activities	$ 42,134	$ (508,149)	$ 1,930,174